Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-181507 and 811-22709


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  May 1, 2020


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:       First Trust Exchange-Traded Fund V (the "Registrant")
                    (Registration Nos. 333-181507 and 811-22709)
          ---------------------------------------------------------------


Ladies and Gentlemen:

      On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Managed Futures Strategy Fund, a series of the Registrant. Post-Effective Amendment No. 18 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2020.

     If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP



                                               By: /s/ Morrison C. Warren
                                                   ----------------------------
                                                   Morrison C. Warren